SHARE-BASED PAYMENTS - Measurement of fair value of share-based payments (Details) - Employees, directors and consultants	12 Months Ended
Dec. 31, 2018 Y $ / shares shares
Options with service conditions only
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of shares arising from the exercise of the options (in thousands) | shares	1,313
The parameters included when calculating fair value:
Expected dividend rate	0.00%
Options with service conditions only | Bottom of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.10
Exercise price, share options granted	$ 1.12
Expected volatility (weighted average)	55.00%
Expected lifetime (weighted average) | Y	3.5
Risk-free interest rate	0.91%
Options with service conditions only | Top of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.25
Exercise price, share options granted	$ 1.29
Expected volatility (weighted average)	58.00%
Expected lifetime (weighted average) | Y	4.0
Risk-free interest rate	1.13%
Options with service conditions and market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of shares arising from the exercise of the options (in thousands) | shares	1,283
The parameters included when calculating fair value:
Expected dividend rate	0.00%
Options with service conditions and market conditions | Bottom of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.10
Exercise price, share options granted	$ 1.02
Expected volatility (weighted average)	55.00%
Expected lifetime (weighted average) | Y	4.7
Risk-free interest rate	1.27%
Options with service conditions and market conditions | Top of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.25
Exercise price, share options granted	$ 1.17
Expected volatility (weighted average)	56.00%
Expected lifetime (weighted average) | Y	5.7
Risk-free interest rate	1.46%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of shares arising from the exercise of the options (in thousands) | shares	296
The parameters included when calculating fair value:
Expected dividend rate	0.00%
RSUs | Bottom of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.10
Exercise price, share options granted	$ 0.00
Expected volatility (weighted average)	55.00%
RSUs | Top of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.25
Exercise price, share options granted	$ 0.30
Expected volatility (weighted average)	56.00%